Cover Page	Oct. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2020
Entity Registrant Name	Stabilis Solutions, Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-24575
Entity Tax Identification Number	59-3410234
Entity Central Index Key	0001043186
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	10375 Richmond Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	456-6500
Entity Information, Former Legal or Registered Name	Stabilis Energy, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	SLNG
Entity Emerging Growth Company	false